Information about financial instruments - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	$ 15,182	$ 20,256	$ 20,054
Fair value	96,803	76,815	85,511
Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value		3,203	10,081
Financial Assets Measured At Fair Value Through Other Comprehensive Income | Cash flow hedges
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	(74)	(142)
Level 1 | Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	0		0
Level 2 | Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	3	3,203	10,081
Level 2 | Cash flow hedges
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	(74)	(142)
Level 3 | Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	0		0
Available-for-sale financial assets | Long-term investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	360	337	357
Available-for-sale financial assets | Long-term investments | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	0	0	0
Available-for-sale financial assets | Long-term investments | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	360	337	357
Available-for-sale financial assets | Long-term investments | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	$ 0	$ 0	$ 0